Environment - Summary of Environmental Expenses (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Environmental Expenses [Line Items]
Total Disbursements	$ 8,439,697	$ 11,678,411	$ 11,353,961
Amounts Capitalized	2,938,385	5,653,286	7,491,710
Expenses	5,501,313	6,024,405	3,862,251
Disbursement amount in the future	3,078,356
Total Disbursements	11,518,053	11,677,691	11,353,961
Total disbursements previous period	7,024,341	9,940,671
Central Pehuenche Waste Management [Member]
Environmental Expenses [Line Items]
Total Disbursements	3,165
Expenses	3,165
Total Disbursements	3,165
Central Pehuenche Environmental Sanitation [Member]
Environmental Expenses [Line Items]
Total Disbursements	1,988
Expenses	1,988
Total Disbursements	1,988
Pehuenche [Member] | Central Curillinqu Campañas y Estudios [Member]
Environmental Expenses [Line Items]
Total Disbursements	9,061
Expenses	9,061
Total Disbursements	9,061
Pehuenche [Member] | Central Curillinqu Environmental Sanitation [Member]
Environmental Expenses [Line Items]
Total Disbursements	882
Expenses	882
Total Disbursements	882
Pehuenche [Member] | Central Loma Alta [Member]
Environmental Expenses [Line Items]
Total Disbursements	882
Expenses	882
Total Disbursements	882
Pehuenche [Member] | Gastos Medioambientales Centrales Hidroeléctricas C.H. Pehuenche E E Pehuenche S.A [Member]
Environmental Expenses [Line Items]
Total Disbursements		48,574
Amounts Capitalized		48,574
Total Disbursements		48,574
Pehuenche [Member] | Gastos Medioambientales Centrales Hidroeléctricas Hydroelectric Plants. (C.H.) [Member]
Environmental Expenses [Line Items]
Total Disbursements		62,560	6,787
Expenses		62,560	6,787
Total Disbursements		62,560	6,787
Total disbursements previous period		6,787
Pehuenche [Member] | Monitoreo Ambiental [Member]
Environmental Expenses [Line Items]
Total Disbursements	576,519	797,543
Expenses	576,519	797,543
Total Disbursements	576,519	797,543
Total disbursements previous period	797,543	1,463,204
Pehuenche [Member] | Normalization CEMS [Member]
Environmental Expenses [Line Items]
Total Disbursements	207,966
Amounts Capitalized	207,966
Total Disbursements	207,966
Total disbursements previous period	645,302
Pehuenche [Member] | Centrales Hidráulica [Member]
Environmental Expenses [Line Items]
Total Disbursements	2,315
Expenses	2,315
Total Disbursements	2,315
Total disbursements previous period	11,567
Gas Atacama Chile S.A. [Member] | Monitoreo Ambiental [Member]
Environmental Expenses [Line Items]
Total Disbursements			1,463,204
Expenses			1,463,204
Total Disbursements			1,463,204
Gas Atacama Chile S.A. [Member] | Normalization CEMS [Member]
Environmental Expenses [Line Items]
Total Disbursements		645,302	1,021,630
Amounts Capitalized		645,302	1,021,630
Total Disbursements		645,302	1,021,630
Total disbursements previous period		1,021,630
Gas Atacama Chile S.A. [Member] | Centrales Hidráulica [Member]
Environmental Expenses [Line Items]
Total Disbursements		11,567
Expenses		11,567
Total Disbursements		11,567
Gas Atacama Chile S.A. [Member] | Gastos Ambientales Cc.Cc. [Member]
Environmental Expenses [Line Items]
Total Disbursements		2,102,056
Expenses		2,102,056
Total Disbursements		2,102,056
Total disbursements previous period		1,252,355
Eolica Canela [Member] | Mejoramiento Sectores Revegetados [Member]
Environmental Expenses [Line Items]
Total Disbursements			104,810
Amounts Capitalized			104,810
Total Disbursements			104,810
Eolica Canela [Member] | Gastos Medioambientales en CC.EE. [Member]
Environmental Expenses [Line Items]
Total Disbursements			18,347
Expenses			18,347
Total Disbursements			18,347
Eolica Canela [Member] | Gastos Ambientales Cc.Cc. [Member]
Environmental Expenses [Line Items]
Total Disbursements			1,252,355
Expenses			1,252,355
Total Disbursements			1,252,355
Enel Generacion Chile S.A [Member] | Gastos Ambientales Cc.Cc. [Member]
Environmental Expenses [Line Items]
Total Disbursements	1,452,158
Amounts Capitalized	855,667
Expenses	596,491
Disbursement amount in the future	855,667
Total Disbursements	2,307,825
Total disbursements previous period	2,102,056
Enel Generacion Chile S.A [Member] | Gastos Ambientales Cc.Tt. [Member]
Environmental Expenses [Line Items]
Total Disbursements	5,387,657	601,070	870,281
Amounts Capitalized	1,763,829	417,194
Expenses	3,623,828	183,156	870,281
Disbursement amount in the future	1,763,829
Total Disbursements	7,151,486	600,350	870,281
Total disbursements previous period	600,350	251,277
Enel Generacion Chile S.A [Member] | Gastos Ambientales Cc.Hh. [Member]
Environmental Expenses [Line Items]
Total Disbursements	339,103	2,867,523	251,277
Expenses	339,103	2,867,523	251,277
Disbursement amount in the future	420,877
Total Disbursements	759,980	2,867,523	251,277
Total disbursements previous period	2,867,523	870,281
Enel Generacion Chile S.A [Member] | Central Quintero [Member]
Environmental Expenses [Line Items]
Total Disbursements	458,001
Amounts Capitalized	110,923
Expenses	347,078
Disbursement amount in the future	37,983
Total Disbursements	$ 495,984
Enel Generacion Chile S.A [Member] | C.H. Ralco [Member]
Environmental Expenses [Line Items]
Total Disbursements		4,542,216	5,075,137
Amounts Capitalized		4,542,216	5,075,137
Total Disbursements		4,542,216	5,075,137
Total disbursements previous period		$ 5,075,137
Enel Generacion Chile S.A [Member] | C.T. Tal Tal [Member]
Environmental Expenses [Line Items]
Total Disbursements			1,290,133
Amounts Capitalized			1,290,133
Total Disbursements			$ 1,290,133